FV Measurements (Classification of Fair Value of Derivatives) (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Less: Derivatives classified as held for sale	$ 0	$ (1)
Total assets	198	166
Liabilities
Less: Derivatives classified as held for sale	0	(1)
Total liabilities	649	617
Level 3
Assets
Total assets	41	32
Liabilities
Total liabilities	471	441
Net assets (liabilities)	(430)	(409)
Level 3 | HFT derivatives | Power swaps and physical contracts
Assets
Total assets	7	5
Liabilities
Total liabilities	7	4
Level 3 | HFT derivatives | Natural gas swaps, futures, forwards and physical contracts
Assets
Total assets	34	27
Liabilities
Total liabilities	464	437
Fair Value, Measurements, Recurring
Assets
Total assets	198	166
Liabilities
Less: Derivatives classified as held for sale		(1)
Total liabilities	649	617
Net assets (liabilities)	(451)	(451)
Fair Value, Measurements, Recurring | Other
Assets
Total assets	16	(1)
Liabilities
Total liabilities	1	36
Fair Value, Measurements, Recurring | FX forwards | Other
Assets
Total assets	8
Liabilities
Total liabilities	1	34
Fair Value, Measurements, Recurring | Equity derivatives | Other
Assets
Less: Derivatives classified as held for sale	(8)
Liabilities
Less: Derivatives classified as held for sale		2
Fair Value, Measurements, Recurring | Regulatory deferral
Assets
Total assets	24	45
Liabilities
Total liabilities	34	40
Fair Value, Measurements, Recurring | Regulatory deferral | Commodity swaps and forwards
Assets
Total assets	21	18
Liabilities
Total liabilities	32	37
Fair Value, Measurements, Recurring | Regulatory deferral | FX forwards
Assets
Total assets	3	27
Liabilities
Total liabilities	2	3
Fair Value, Measurements, Recurring | HFT derivatives
Assets
Total assets	158	122
Liabilities
Total liabilities	614	542
Fair Value, Measurements, Recurring | HFT derivatives | Power swaps and physical contracts
Assets
Total assets	35	30
Liabilities
Total liabilities	34	27
Fair Value, Measurements, Recurring | HFT derivatives | Natural gas swaps, futures, forwards, physical contracts
Assets
Total assets	123	92
Fair Value, Measurements, Recurring | HFT derivatives | Natural gas swaps, futures, forwards and physical contracts
Liabilities
Total liabilities	580	515
Fair Value, Measurements, Recurring | Level 1
Assets
Total assets	29	30
Liabilities
Less: Derivatives classified as held for sale		0
Total liabilities	8	11
Net assets (liabilities)	21	19
Fair Value, Measurements, Recurring | Level 1 | Other
Assets
Total assets	8	0
Liabilities
Total liabilities	0	2
Fair Value, Measurements, Recurring | Level 1 | FX forwards | Other
Assets
Total assets	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 1 | Equity derivatives | Other
Assets
Less: Derivatives classified as held for sale	8
Liabilities
Less: Derivatives classified as held for sale		2
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral
Assets
Total assets	21	15
Liabilities
Total liabilities	11	18
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral | Commodity swaps and forwards
Assets
Total assets	21	15
Liabilities
Total liabilities	11	18
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral | FX forwards
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 1 | HFT derivatives
Assets
Total assets	0	15
Liabilities
Total liabilities	(3)	(9)
Fair Value, Measurements, Recurring | Level 1 | HFT derivatives | Power swaps and physical contracts
Assets
Total assets	(1)	2
Liabilities
Total liabilities	(4)	2
Fair Value, Measurements, Recurring | Level 1 | HFT derivatives | Natural gas swaps, futures, forwards, physical contracts
Assets
Total assets	1	13
Fair Value, Measurements, Recurring | Level 1 | HFT derivatives | Natural gas swaps, futures, forwards and physical contracts
Liabilities
Total liabilities	1	(11)
Fair Value, Measurements, Recurring | Level 2
Assets
Total assets	128	104
Liabilities
Less: Derivatives classified as held for sale		(1)
Total liabilities	170	165
Net assets (liabilities)	(42)	(61)
Fair Value, Measurements, Recurring | Level 2 | Other
Assets
Total assets	8	(1)
Liabilities
Total liabilities	1	34
Fair Value, Measurements, Recurring | Level 2 | FX forwards | Other
Assets
Total assets	8
Liabilities
Total liabilities	1	34
Fair Value, Measurements, Recurring | Level 2 | Equity derivatives | Other
Assets
Less: Derivatives classified as held for sale	0
Liabilities
Less: Derivatives classified as held for sale		0
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral
Assets
Total assets	3	30
Liabilities
Total liabilities	23	22
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral | Commodity swaps and forwards
Assets
Total assets	0	3
Liabilities
Total liabilities	21	19
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral | FX forwards
Assets
Total assets	3	27
Liabilities
Total liabilities	2	3
Fair Value, Measurements, Recurring | Level 2 | HFT derivatives
Assets
Total assets	117	75
Liabilities
Total liabilities	146	110
Fair Value, Measurements, Recurring | Level 2 | HFT derivatives | Power swaps and physical contracts
Assets
Total assets	29	23
Liabilities
Total liabilities	31	21
Fair Value, Measurements, Recurring | Level 2 | HFT derivatives | Natural gas swaps, futures, forwards, physical contracts
Assets
Total assets	88	52
Fair Value, Measurements, Recurring | Level 2 | HFT derivatives | Natural gas swaps, futures, forwards and physical contracts
Liabilities
Total liabilities	115	89
Fair Value, Measurements, Recurring | Level 3
Assets
Total assets	41	32
Liabilities
Less: Derivatives classified as held for sale		0
Total liabilities	471	441
Net assets (liabilities)	(430)	(409)
Fair Value, Measurements, Recurring | Level 3 | Other
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | FX forwards | Other
Assets
Total assets	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | Equity derivatives | Other
Assets
Less: Derivatives classified as held for sale	0
Liabilities
Less: Derivatives classified as held for sale		0
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral | Commodity swaps and forwards
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral | FX forwards
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives
Assets
Total assets	41	32
Liabilities
Total liabilities	471	441
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives | Power swaps and physical contracts
Assets
Total assets	7	5
Liabilities
Total liabilities	7	4
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives | Natural gas swaps, futures, forwards, physical contracts
Assets
Total assets	34	27
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives | Natural gas swaps, futures, forwards and physical contracts
Liabilities
Total liabilities	$ 464	$ 437